UNITED STATES
                   SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C. 20549

                              FORM 13F

                         FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  Sep 30, 2011
                                                -------------------

Check here if Amendment [ ]; Amendment Number:
                                                ---
This Amendment (Check only one.):
   [   ]  is a restatement.
   [   ]  adds new holdings entries.

Mitsubishi UFJ Securities Holdings Co., Ltd.(MUSHD) is the parent holding company of a number of operating subsidiaries, some of which are or may be institutional investment managers for the purposes of the reporting requirements under section 13(F) of the Securities Exchange Act of 1934(the Act) and the rules promulgated thereunder. MUSHD itself does not directly exercise investment discretion with respect to any section 13(F) securities positions except those included in the FORM 13F INFORMAITON TABLE below.
To the extent that MUSHD'S ownership interest in such operating subsidiaries is deemed the exercise of investment discretion regarding certain of such subsidiaries' managed accounts, the information required by FORM 13F with respect to such accounts is included in the report separatetly filed by each of the operating subsidiaries that are institutional investment managers subject to section 13(F) of the Act.

Institutional Investment Manager Filing this Report:

Name:      Mitsubishi UFJ Securities Holdings Co., Ltd.
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Address:   Mejirodai Bldg., 3-29-20, Mejirodai, Bunkyo-ku,
          ------------------------------------------------
           Tokyo, 112-8688, Japan
          ------------------------------------------------

Form 13F File Number: 28- 13570
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager

Name:     Shingo Sumimoto
         ---------------------------------------------
Title:    General Manager, Corporate Planning Division
         ---------------------------------------------
Phone:    81-3-6742-1100
         ---------------------------------------------

Signature, Place, and Date of Signing:

/s/ Shingo Sumimoto,   Tokyo, Japan   11 November 2011

Report Type (Check only one.):
[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number       Name
 28- 13569                 Kokusai Asset Management Co., Ltd.
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                          FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:           1
                                         ---------
Form 13F Information Table Entry Total:     49
                                         ---------
Form 13F Information Table Value Total:   216,562
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                                         (thousands)

List of Other Included Managers:
Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number      Name
 01    28- 13582                Mitsubishi UFJ Financial Group, Inc.
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                          FORM 13F INFORMATION TABLE
---------------------------------------------------------------------------------------
     COLUM1    COLUM2  COLUM3 COLUM4     COLUM5        COLUM6  COLUM7      COLUM8
-------------- ------- ------ ------ ---------------  -------  ------- ----------------
 NAME OF        TITLE          VALUE   SHRS/  SH/ PUT/ INVSTMT OTHER   VOTING AUTHORITY
 ISSUER       OF CLASS CUSIP (x$1000) PRN AMT PRM CALL DSCRETN MANAGER SOLE SHARED NONE
---------------------------------------------------------------------------------------
ABBOTT LABS     COM  002824100      1         10  SH       DEFINED           10   0     0
AMAZON COM INC  COM  023135106    378      1,750  SH       DEFINED        1,750   0     0
APPLE INC       COM  037833100  2,353      6,170  SH       DEFINED        6,170   0     0
AT&T INC        COM  00206R102    129      4,520  SH       DEFINED        4,520   0     0
BAKER HUGHES
 INC            COM  057224107    374      8,096  SH       DEFINED        8,096   0     0
BANK OF AMERICA
 CORPORATION    COM  060505104  1,296    211,817  SH       DEFINED      211,817   0     0
BARCLAYS BK PLC IPTH S&P VIX
                NEW  06740C261  3,789     71,000  SH       DEFINED       71,000   0     0
BARCLAYS BK PLC IPATH S&P MT
                ETN  06740C519  2,398     32,756  SH       DEFINED       32,756   0     0
BERKSHIRE HATHA CL B
WAY INC DEL     NEW  084670702 17,783    250,330  SH       DEFINED      250,330   0     0
BROADCOM CORP   CL A 111320107  1,033     31,030  SH       DEFINED       31,030   0     0
CAPITAL ONE FINANCIAL
 CORP           COM  14040H105     21        540  SH       DEFINED          540   0     0
CEPHALON INC    COM  156708109  4,439     55,000  SH       DEFINED       55,000   0     0
CHINA DIGITAL   SPONSORED
 TV HLDG CO LTD ADR  16938G107  3,012    772,320  SH       DEFINED      772,320   0     0
CISCO SYS INC   COM  17275R102    260     16,760  SH       DEFINED       16,760   0     0
COMCAST CORP
 NEW            CL A 20030N101    158      7,550  SH       DEFINED        7,550   0     0
CONSTELLATION ENERGY
 GROUP INC      COM  210371100  1,450     38,100  SH       DEFINED       38,100   0     0
DEERE & CO      COM  244199105  6,780    105,000  SH       DEFINED      105,000   0     0
DPL INC         COM  233293109  1,606     53,300  SH       DEFINED       53,300   0     0
FAMILY DLR
 STORES INC     COM  307000109    254      5,000  SH       DEFINED        5,000   0     0
FIFTH THIRD
 BANCORP        COM  316773100    102     10,120  SH       DEFINED       10,120   0     0
FREEPORT MCMORAN
 COPPER & GO    COM  35671D857    950     31,210  SH       DEFINED       31,210   0     0
GENERAL ELECTRIC
 CO             COM  369604103     44      2,910  SH       DEFINED        2,910   0     0
GOODRICH CORP   COM  382388106  1,810     15,000  SH       DEFINED       15,000   0     0
GOOGLE INC      CL A 38259P508    206        400  SH       DEFINED          400   0     0
HALLIBURTON CO  COM  406216101    427     14,003  SH       DEFINED       14,003   0     0
INFOSYS LTD     SPONS
                ADR  456788108     12        240  SH       DEFINED          240   0     0
INTEL CORP      COM  458140100    398     18,640  SH       DEFINED       18,640   0     0
ISHARES TR      FTSE CHINA25
                IDX  464287184  6,166    200,000  SH       DEFINED      200,000   0     0
JPMORGAN CHASE
 & CO           COM  46625H100  6,055    201,040  SH       DEFINED      201,040   0     0
MERCK & CO INC  COM  58933Y105      11       340  SH       DEFINED          340   0     0
MICRON TECHNOLOGY
 INC            COM  595112103      63    12,480  SH       DEFINED       12,480   0     0
MICROSOFT CORP  COM  594918104     626    25,170  SH       DEFINED       25,170   0     0
MOTOROLA MOBILITY HLDGS
 IND            COM  620097105   1,039    27,500  SH       DEFINED       27,500   0     0
NEOPHOTONICS
  CORP          COM  64051T100   1,185   172,276  SH       DEFINED      172,276   0     0
NOMURA HLDGS    SPONSORED
 INC            ADR  65535H208     840   236,000  SH       DEFINED      236,000   0     0
NORFOLK SOUTHERN
 CORP           COM  655844108      51       830  SH       DEFINED          830   0     0
OCH ZIFF CAP
 MGMT GROUP     CL A 67551U105     106    11,560  SH       DEFINED       11,560   0     0
ORACLE CORP     COM  68389X105     437    15,210  SH       DEFINED       15,210   0     0
PHILIP MORRIS INTL
 INC            COM  718172109   3,841    61,570  SH       DEFINED       61,570   0     0
PRECIDIAN ETFS  MAXIS NIKKEI
 TR                  74016W106 126,450 9,471,927  SH       DEFINED    9,471,927   0     0
PROGRESS ENERGY
 INC            COM  743263105   3,402    65,784  SH       DEFINED       65,784   0     0
PROSHARES TR II URTRASHRT
                EURO 74347W882  11,568   600,000  SH       DEFINED      600,000   0     0
QUALCOMM INC    COM  747525103     324     6,670  SH       DEFINED        6,670   0     0
SCHLUMBERGER
 LTD            COM  806857108     375     6,272  SH       DEFINED        6,272   0     0
SONY CORP       ADR
                NEW  835699307     760    40,000  SH       DEFINED       40,000   0     0
SUMITOMO MITSUI SPONSORED
 FINL GROUP     ADR  86562M209   1,094   200,000  SH       DEFINED      200,000   0     0
TEMPLE INLAND
 INC            COM  879868107     314    10,000  SH       DEFINED       10,000   0     0
WEATHERFORD INT REG
ERNATIONAL LT   SHS  H27013103     375    30,675  SH       DEFINED       30,675   0     0
XILINX INC      COM  983919101      15       550  SH       DEFINED          550   0     0
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